Stockholders' Equity (Deficit)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Stockholders' Equity (Deficit)

Note 14 – Stockholders’ Equity

March 2017 Private Placement

On March 17, 2017, the Company entered into a Securities Purchase Agreement with certain accredited investors identified therein pursuant to which the Company issued and sold in a private placement 4,059,994 units of its securities resulting in gross proceeds to the Company of approximately $1,218,000. Each unit consisted of one share of the Company’s common stock and a five-year warrant to purchase one additional share of common stock. The purchase price for each unit was $0.30. The warrants are exercisable at a price of $0.30 per share and are indexed to the Company’s common stock; therefore, the Company is accounting for the warrants as a component of equity. The portion of the gross proceeds received from certain members of management and existing shareholders amounted to $315,000. Proceeds, net of equity issuance costs of $152,000, recorded as a result of the private placement were approximately $1,066,000. In addition to the equity issuance costs incurred as a result of the private placement, the Company also issued a warrant to purchase 81,199 shares of its common stock to the placement agent engaged in connection with the private placement. The form and terms of the placement agent warrant is substantially the same as the form of warrants issued to the investors under the Securities Purchase Agreement, except that the exercise price is $0.33 per share.

July 2015 Purchase Agreement and Registration Rights Agreement

On July 24, 2015, the Company entered into both a securities purchase agreement and registration rights agreement with Lincoln Park Capital Fund, LLC (“Lincoln Park”), an Illinois limited liability company. Under the terms and subject to the conditions of the securities purchase agreement, the Company has the right to sell to Lincoln Park, and Lincoln Park is obligated to purchase, up to $10.0 million in shares of the Company’s common stock, subject to certain limitations, from time to time, over the 36-month period commencing on September 4, 2015. Pursuant to the securities purchase agreement, during the three months ended March 31, 2018 and 2017, the Company issued and sold 1,900,000 and 300,000 shares of common stock, respectively, to Lincoln Park. The issuance of the common shares to Lincoln Park resulted in gross proceeds of $854,000 and $113,000 for the three months ended March 31, 2018 and 2017, respectively.

Note 11 - Stockholders’ Equity (Deficit)

March 2017 Private Placement

On March 17, 2017, the Company entered into a Securities Purchase Agreement with certain accredited investors identified therein pursuant to which the Company issued and sold in a private placement 4,059,994 units of its securities resulting in gross proceeds to the Company of approximately $1,218,000. Each unit consisted of one share of the Company’s common stock and a five-year warrant to purchase one additional share of common stock. The purchase price for each unit was $0.30. The warrants are exercisable at a price of $0.30 per share and are indexed to the Company’s common stock; therefore, the Company is accounting for the warrants as a component of equity. The portion of the gross proceeds received from certain members of management and existing shareholders amounted to $315,000. Proceeds, net of equity issuance costs of $152,000, recorded as a result of the private placement were approximately $1,066,000. In addition to the equity issuance costs incurred as a result of the private placement, the Company also issued a warrant to purchase 81,199 shares of its common stock to the placement agent engaged in connection with the private placement. The form and terms of the placement agent warrant is substantially the same as the form of warrants issued to the investors under the Securities Purchase Agreement, except that the exercise price is $0.33 per share.

July 2015 Purchase Agreement and Registration Rights Agreement

On July 24, 2015, the Company entered into a Purchase Agreement, together with a Registration Rights Agreement, with Lincoln Park, an Illinois limited liability company.

Under the terms and subject to the conditions of the Purchase Agreement, the Company has the right to sell to and Lincoln Park is obligated to purchase up to $10.0 million in shares of the Company’s common stock, subject to certain limitations, from time to time, over the 36-month period commencing on September 4, 2015. The Company may direct Lincoln Park, at its sole discretion and subject to certain conditions, to purchase up to 100,000 shares of common stock on any business day, provided that at least one business day has passed since the most recent purchase, increasing to up to 200,000 shares depending upon the closing sale price of the common stock (such purchases, “Regular Purchases”). However, in no event shall a Regular Purchase be more than $500,000. The purchase price of shares of common stock related to the future funding will be based on the prevailing market prices of such shares at the time of sales, but in no event will shares be sold to Lincoln Park on a day the common stock closing price is less than the floor price as set forth in the Purchase Agreement. In addition, the Company may direct Lincoln Park to purchase additional amounts as accelerated purchases if on the date of a Regular Purchase the closing sale price of the common stock is not below the threshold price as set forth in the Purchase Agreement. The Company’s sales of shares of common stock to Lincoln Park under the Purchase Agreement are limited to no more than the number of shares that would result in the beneficial ownership by Lincoln Park and its affiliates, at any single point in time, of more than 9.99% of the then-outstanding shares of the common stock.

In connection with the Purchase Agreement, the Company issued to Lincoln Park 250,000 shares of common stock for no proceeds. The fair value of the 250,000 shares of common stock issued was approximately $163,000 and was recorded as a commitment fee. Pursuant to the Purchase Agreement, in September 2015, the Company issued and sold an additional 300,000 shares of common stock to Lincoln Park at a per share price of $0.45, resulting in gross proceeds of $135,000. The commitment fee of $163,000 was fully amortized and recorded in additional paid-in capital as of December 31, 2015.

The Purchase Agreement and the Registration Rights Agreement contain customary representations, warranties, agreements and conditions to completing future sale transactions, indemnification rights and obligations of the parties. The Company has the right to terminate the Purchase Agreement at any time, at no cost or penalty. Actual sales of shares of common stock to Lincoln Park under the Purchase Agreement will depend on a variety of factors to be determined by the Company from time to time, including, among others, market conditions, the trading price of the common stock and determinations by the Company as to the appropriate sources of funding for the Company and its operations. There are no trading volume requirements or restrictions under the Purchase Agreement. Lincoln Park has no right to require any sales by the Company, but is obligated to make purchases from the Company as the Company directs in accordance with the Purchase Agreement. Lincoln Park has covenanted not to cause or engage in any manner whatsoever, any direct or indirect short selling or hedging of Company shares.

Pursuant to the Purchase Agreement, in January 2017, the Company issued and sold 300,000 shares of common stock to Lincoln Park resulting in gross proceeds of $113,000.